Significant Accounting Policies (Changes In Accumulated Other Comprehensive Income By Components) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance		$ (211,222)
Net current-period other comprehensive income (loss)	[1]	(114,967)	$ 67,422	$ 49,479
Ending balance		(97,857)	(211,222)
Unrealized gains (losses) on derivative instruments
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance		(20,675)	6,807	(3,158)
Other comprehensive income (loss) before reclassifications		100,900	11,798	19,838
Amount reclassified from accumulated other comprehensive income (loss)		(29,655)	(39,280)	(9,873)
Net current-period other comprehensive income (loss)		(71,245)	27,482	(9,965)
Ending balance		50,570	(20,675)	6,807
Unrealized gains (losses) on available-for-sale marketable securities
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance		(147,096)	(106,305)	(39,499)
Other comprehensive income (loss) before reclassifications		47,229	(57,359)	(60,161)
Amount reclassified from accumulated other comprehensive income (loss)		686	16,568	(6,645)
Net current-period other comprehensive income (loss)		(47,915)	40,791	66,806
Ending balance		(99,181)	(147,096)	(106,305)
Unrealized gains (losses) with respect to pension and post-retirement benefit plans
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance		(43,451)	(45,465)	(52,287)
Other comprehensive income (loss) before reclassifications		(5,795)	2,014	6,822
Amount reclassified from accumulated other comprehensive income (loss)		0	0	0
Net current-period other comprehensive income (loss)		5,795	(2,014)	(6,822)
Ending balance		(49,246)	(43,451)	(45,465)
Foreign currency translation differences
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance		(211,222)	(144,963)	(94,944)
Other comprehensive income (loss) before reclassifications		111,519	(43,547)	(33,501)
Amount reclassified from accumulated other comprehensive income (loss)		1,846	(22,712)	(16,518)
Net current-period other comprehensive income (loss)		(113,365)	66,259	50,019
Ending balance		$ (97,857)	$ (211,222)	$ (144,963)

[1]	Other comprehensive income (loss), net of tax expenses (tax benefit) in the amounts of $(6,186), $1,891 and $924 for the years 2021, 2020 and 2019, respectively.